Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Amendment Description	A pre-effective amendment to the Registration Statement on S-1 to correct errors in selling shareholders' table and include further legal opinion.
Document Period End Date	Sep. 30, 2014
Entity Registrant Name	HII Technologies, Inc.
Entity Central Index Key	0001085254
Entity Filer Category	Smaller Reporting Company